Property and Equipment	9 Months Ended
Sep. 30, 2013
Property and Equipment

3. Property and Equipment

Property and equipment consists of the following:

	Year Ended December 31,		Nine Months Ended September 30, 2013
	2011	2012
			(unaudited)
Computer equipment	$1,951,246	$2,003,706	$2,172,535
Software	1,323,081	1,323,081	1,323,081
Furniture	599,650	599,650	599,650
Lab equipment	7,910,207	8,747,790	10,603,598
Office equipment	51,360	51,360	51,360
Leasehold improvements	4,831,706	4,881,706	4,893,770

Property and equipment	16,667,250	17,607,293	19,643,994
Less accumulated depreciation and amortization	(13,379,567)	(14,339,497)	(15,174,112)

Property and equipment, net	$3,287,683	$3,267,796	$4,469,882

Depreciation and amortization expense for the years ended December 31, 2011 and 2012 was $1,147,300 and $959,930, respectively, and $722,496 and $834,615 for the nine months ended September 30, 2012 and 2013, respectively.